Shareholder Fees {- Index 500 Portfolio}	Apr. 30, 2022 USD ($)
02.28 VIP Index 500 Portfolio Initial, Service, Service 2 PRO-11 | Index 500 Portfolio
Shareholder Fees:
(fees paid directly from your investment)